Guarantees and commitments (Details 4) In Millions, unless otherwise specified	Dec. 31, 2011 BRL	Dec. 31, 2011 CHF	Dec. 31, 2010 CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Dec. 31, 2010 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Loan commitments CHF	Dec. 31, 2010 Loan commitments CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Dec. 31, 2010 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Other commitments CHF	Dec. 31, 2010 Other commitments CHF
Other commitments.
Maturity less than 1 year		193,687	211,602	5,644	4,500	157,701	153,759	28,885	51,968	1,457	1,375
Maturity between 1 to 3 years		20,396	36,302	3	10	19,988	35,459	0	0	405	833
Maturity between 3 to 5 years		36,667	13,370	40	41	35,755	12,234	0	0	872	1,095
Maturity greater than 5 years		7,990	8,658	0	0	7,116	8,101	0	0	874	557
Total gross amount		258,740	269,932	5,687	4,551	220,560	209,553	28,885	51,968	3,608	3,860
Total net amount		253,043	262,989	5,207	4,162	215,343	202,999	28,885	51,968	3,608	3,860
Collateral received		175,568	196,331	2,372	1,883	144,278	142,425	28,885	51,968	33	55
Unused revocable credit limits						138,051	136,533
Estimated redemption value of right to put available to redeemable noncontrolling interests	1,209	609